Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes
11.	Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5%. Operations in Hong Kong have incurred net accumulated operating losses for income tax purpose and no income tax provisions are recorded for the period presented.

Japan

Entities incorporated in Japan are subject to an income tax rate calculated according to relevant regulations of Japan Ministry of Finance. Operations in Japan have incurred net accumulated operating losses for income tax purpose and no income tax provisions are recorded for the period presented.

China

The Company’s subsidiaries and consolidated VIEs established in the PRC are subject to an income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) Law. The subsidiaries and the VIEs of the Group in the PRC are subject to a uniform income tax rate of 25% for years presented. In 2019, Wuhan Douyu, Douyu Yule and Wuhan Ouyue obtained “Software Enterprise Certificate”, which enables them to enjoy a tax holiday of a two-year exemption commencing from first profitable calendar year and a 50% reduction in uniform tax rate for the following three calendar years. As of December 31, 2020, Douyu Yule is profitable after offsetting its accumulated loss and starts to enjoy the tax benefit of software enterprise, while Wuhan Douyu, and Wuhan Ouyue are still in accumulative loss status and have not enjoyed the tax benefit yet. According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2018 to 2022, enterprises engaged in research and development activities are entitled to claim 175% of the research and development expenses so incurred in a year as tax deductible expenses in determining its tax assessable profits for that year (“Super Deduction”).

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income Tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.

11.	Income taxes (Continued)

China (Continued)

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a consolidated affiliate. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group VIEs are in an accumulated deficit position and therefore not subject to this deferred tax liability.

(Loss) income before income taxes consist of:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC	(89,768,953)	(92,977,042)	(533,372,130)
Overseas	(59,554,082)	161,174,386	245,969,524
Total	(149,323,035)	68,197,344	(287,402,606)

For years ended December 31, 2022, 2023 and 2024, the Group recorded current income tax expense of RMB3,487,038, RMB1,068,958 and RMB15,406,551 respectively.

The reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	Years ended December 31,
	2022	2023	2024
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(14.71)%	19.77%	(8.79)%
Effect of tax holiday	2.15%	—	—
Effect of tax rate in different tax jurisdiction	13.38%	(77.33)%	20.76%
Change in valuation allowance	(28.31)%	36.13%	(42.33)%
Total	(2.49)%	3.57%	(5.36)%

The aggregate amount and per share effect of the tax holiday are as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The aggregate dollar effect	3,205,943	—	—
Per share effect—basic and diluted	0.10	—	—

11.	Income taxes (Continued)

China (Continued)

Deferred tax assets are as follows:

	Years ended December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Tax loss carried forward	809,834,806	461,896,586
Deductible temporary differences	267,362,061	308,259,437
Tax basis difference upon the restructuring in 2016	22,907,887	11,911,959
Allowance for credit loss	11,478,781	10,812,975
Allowance for others	—	18,868,173
Total deferred tax assets	1,111,583,535	811,749,130
Less: valuation allowance	(1,111,583,535)	(811,749,130)
Net deferred tax assets	—	—

The movement of deferred tax valuation allowance is as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	1,092,224,566	1,064,015,562	1,111,583,535
Increase	53,777,072	82,998,721	28,617,596
Decrease	(81,986,076)	(35,430,748)	(328,452,001)
Balance at end of the year	1,064,015,562	1,111,583,535	811,749,130

The Group operates through its subsidiaries, the VIEs and the VIEs’ subsidiaries. According to the Article 18 of PRC Tax Law, the enterprise can carry over the losses to the succeeding five tax years. As of December 31, 2022, 2023 and 2024, the Group had tax operating loss carry forwards of RMB2,695,640,682, RMB2,434,721,831 and RMB1,050,262,051, respectively, from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC, which can be carried forward to offset taxable income and will expire during the period from 2023 to 2027, 2024 to 2028 and 2025 to 2029, respectively.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group has provided a full valuation allowance for the deferred tax assets as of December 31, 2023 and 2024, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not.